UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Treaty Oak Capital Management, LP
Address: 300 West 6th Street
         Suite 1910
         Austin, TX  78701

13F File Number:  28-11608

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron R. Stanley
Title:     Managing Partner
Phone:     512.481.1956

Signature, Place, and Date of Signing:

     Aaron R. Stanley     Austin, Texas     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $57,399 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107     4594    73234 SH       SOLE                    73234
ATP OIL & GAS CORP             COM              00208J108     1789   100000 SH       SOLE                   100000
CABOT OIL & GAS CORP           COM              127097103     2145    60000 SH  PUT  SOLE                    60000
CABOT OIL & GAS CORP           COM              127097103     2366    66191 SH       SOLE                    66191
CAL DIVE INTL INC DEL          COM              12802T101     1069   108100 SH       SOLE                   108100
DIANA SHIPPING INC             COM              Y2066G104      390    30000 SH       SOLE                    30000
ENCORE ACQUISITION CO          COM              29255W100     2748    73465 SH       SOLE                    73465
FOREST OIL CORP                COM PAR $0.01    346091705     2078   106195 SH       SOLE                   106195
HALLIBURTON CO                 COM              406216101     1060    39098 SH       SOLE                    39098
HESS CORP                      COM              42809H107     4117    77016 SH       SOLE                    77016
KEY ENERGY SVCS INC            COM              492914106      839    96391 SH       SOLE                    96391
LINN ENERGY LLC                UNIT LTD LIAB    536020100      916    40000 SH       SOLE                    40000
MARINER ENERGY INC             COM              56845T305     1952   137691 SH       SOLE                   137691
NEWFIELD EXPL CO               COM              651290108     1277    30000 SH  PUT  SOLE                    30000
NEWFIELD EXPL CO               COM              651290108     4874   114532 SH       SOLE                   114532
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103     2175    57293 SH       SOLE                    57293
OCEANEERING INTL INC           COM              675232102     2193    38647 SH       SOLE                    38647
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408     2568    55940 SH       SOLE                    55940
PLAINS EXPL& PRODTN CO         COM              726505100     3710   134135 SH       SOLE                   134135
SUNPOWER CORP                  COM CL B         867652307      535    21200 SH       SOLE                    21200
TEEKAY TANKERS LTD             CL A             Y8565N102      305    36474 SH       SOLE                    36474
TRANSOCEAN LTD                 REG SHS          H8817H100     2138    25000 SH  PUT  SOLE                    25000
TRANSOCEAN LTD                 REG SHS          H8817H100     4277    50000 SH       SOLE                    50000
XTO ENERGY INC                 COM              98385X106     2479    60000 SH  PUT  SOLE                    60000
XTO ENERGY INC                 COM              98385X106     4805   116279 SH       SOLE                   116279